Offerings	Sep. 11, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620.00
Offering Note	(1) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, as shall have an aggregate initial offering price not to exceed $200,000,000. Separate consideration may or may not be received for registered securities that are issuable upon the exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,534,819
Proposed Maximum Offering Price per Unit	23.39
Maximum Aggregate Offering Price	$ 35,899,416.41
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,496.20
Offering Note	Pursuant to Rule 457(c) of the Securities Act, the registration fee is calculated on the basis of the average of the high and low sale prices of the registrants common stock on September 5, 2025, as reported on the Nasdaq Global Select Market.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-267377
Carry Forward Initial Effective Date	Sep. 20, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-267377
Carry Forward Initial Effective Date	Sep. 20, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-267377
Carry Forward Initial Effective Date	Sep. 20, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-267377
Carry Forward Initial Effective Date	Sep. 20, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-267377
Carry Forward Initial Effective Date	Sep. 20, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,836.00